Derivative Warrant Liabilities - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member]	12 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Expiry Date	Jan. 25, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 42,963.28
Number of Warrants Outstanding	3,322
Number of Warrants Exercisable	3,322